3 Loans (Details 4) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Mortgage loans held for sale	$ 3,637,000	$ 9,139,000
Impaired loans	17,475,000	20,369,000
Other real estate	0	128,000
Level 1
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 2
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 3
Mortgage loans held for sale	3,637,000	9,139,000
Impaired loans	17,475,000	20,369,000
Other real estate	$ 0	$ 128,000